Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,643,890.60
Previously Paid Amount	(0)
Total Fee Amount	13,898.90
Total Offset Amount	(0)
Net Fee	$ 13,898.90